Product and Geographic Sales Information	12 Months Ended
Dec. 31, 2018
Product and Geographic Sales Information
Product and Geographic Sales Information

Note 18: Product and Geographic Sales Information

The Company’s chief operating decision maker (“CODM”) assesses Company-wide performance and allocates resources based on consolidated financial information. As such, the company has one operating and reportable segment. The CODM evaluates performance based on profitability.

No single customer accounted for more than 1% of revenues and our ten largest customers represented only 6% and 7% of revenues for the years ended December 31, 2018 and 2017, respectively.

Revenues by geography

The following table summarizes revenues from external customers by geography, which is based on the location of the customer:

	Years Ended December 31,
	2018	2017
Revenues:
North America	$450,356	$455,791
Europe	242,415	243,245
APAC	209,118	201,234
Emerging Markets	69,731	67,037
Deferred revenues adjustment	(3,152)	(49,673)
Total	$968,468	$917,634

Assets by geography

Assets are allocated based on operations and physical location. The following table summarizes non-current assets other than financial instruments and deferred tax assets by geography:

	December 31,
	2018	2017
Assets:
North America	$1,036,192	$1,163,704
Europe	2,145,073	2,294,998
APAC	79,487	68,034
Emerging Markets	24,241	26,533
Total	$3,284,993	$3,553,269

Revenue by product group

The following table summarizes revenue by product group (in thousands):

	Years Ended December 31,
	2018	2017
Web of Science Product Line	$361,957	$352,995
Cortellis Product Line	169,225	169,299
Science Group	531,182	522,294
Derwent Product Line	176,016	172,897
MarkMonitor Product Line	122,947	120,408

	Years Ended December 31,
	2018	2017
CompuMark Product Line	121,025	119,854
Intellectual Property Group	419,988	413,159
IP Management Product Line	20,450	31,854
Deferred revenues adjustment	(3,152)	(49,673)
Total	$968,468	$917,634